Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy

We have established a cybersecurity risk management program designed to safeguard the confidentiality, integrity, and availability of our essential systems and data. This initiative encompasses a comprehensive cybersecurity incident response strategy, which outlines the procedures, communication pathways, and governance mechanisms that are applied across the Company, addressing strategic, operational, financial, legal, and compliance-related risks.

Our cybersecurity risk management program includes:

•          risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;

•          a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;

•          the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls; and

•          a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have established a cybersecurity risk management program designed to safeguard the confidentiality, integrity, and availability of our essential systems and data. This initiative encompasses a comprehensive cybersecurity incident response strategy, which outlines the procedures, communication pathways, and governance mechanisms that are applied across the Company, addressing strategic, operational, financial, legal, and compliance-related risks.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of cybersecurity and other information technology risks. The Audit Committee oversees management’s implementation of our cybersecurity risk management program.

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The Audit Committee receives reports from management and relevant stakeholders on our cybersecurity risks. In addition, management updates the Audit Committee and board of directors, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. In addition, at least once a year, the Board of Directors receives a report from management on this topic.

Our cyber security management team, led by our IT Manager and reporting to the COO, is responsible for assessing and managing our material risks from cybersecurity threats. This team, tasked with the overall governance of our cybersecurity risk management initiative, steers both our in-house cybersecurity staff and the external cybersecurity advisors we employ. Our advisors provide us with on-demand support hours for all matters related to cybersecurity. Additionally, on a quarterly basis, we hold meetings with these advisors where they update us on new solutions, emerging threats, and market risks, including available course of action the Company should consider. Furthermore, our advisors proactively update us on a weekly basis about global cyber events, potential new risks, new action plans, and cybersecurity exposures in IT products worldwide. Our management team gained expertise in cybersecurity, each member bringing proficiency and experience in the landscape of digital security. Our IT Manager, responsible for cybersecurity in our Company, has 20 years of experience in the field. Our Chief Information Security Officer (CISO) also has 20 years of experience and manages the Company’s various cybersecurity solutions. Both of them have specific experience in software development and code writing. Their combined acumen covers a spectrum from threat intelligence and risk assessment to incident management and regulatory adherence.

We conduct an annual, comprehensive company-wide penetration test to assess our cybersecurity defenses. Following the completion of this test, we engage in a detailed discussion with the Company’s executive team to review the findings. This discussion includes a thorough analysis of the test results, identification of vulnerabilities, and the formulation of strategic conclusions to enhance our cybersecurity posture. The insights gained from these discussions are integral to our continuous improvement efforts, ensuring that our cybersecurity measures remain robust and effective in the face of evolving threats.

This cybersecurity leadership group directs initiatives to prevent, identify, reduce, and rectify cybersecurity risks and incidents via multiple channels, including briefings from in-house security staff; threat intelligence and data from government, public or private entities, inclusive of third-party consultants; and the notifications and analyses generated by security solutions we have implemented.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of cybersecurity and other information technology risks. The Audit Committee oversees management’s implementation of our cybersecurity risk management program.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee receives reports from management and relevant stakeholders on our cybersecurity risks.
Cybersecurity Risk Role of Management [Text Block]
Our cyber security management team, led by our IT Manager and reporting to the COO, is responsible for assessing and managing our material risks from cybersecurity threats. This team, tasked with the overall governance of our cybersecurity risk management initiative, steers both our in-house cybersecurity staff and the external cybersecurity advisors we employ. Our advisors provide us with on-demand support hours for all matters related to cybersecurity. Additionally, on a quarterly basis, we hold meetings with these advisors where they update us on new solutions, emerging threats, and market risks, including available course of action the Company should consider. Furthermore, our advisors proactively update us on a weekly basis about global cyber events, potential new risks, new action plans, and cybersecurity exposures in IT products worldwide. Our management team gained expertise in cybersecurity, each member bringing proficiency and experience in the landscape of digital security. Our IT Manager, responsible for cybersecurity in our Company, has 20 years of experience in the field. Our Chief Information Security Officer (CISO) also has 20 years of experience and manages the Company’s various cybersecurity solutions. Both of them have specific experience in software development and code writing. Their combined acumen covers a spectrum from threat intelligence and risk assessment to incident management and regulatory adherence.

We conduct an annual, comprehensive company-wide penetration test to assess our cybersecurity defenses. Following the completion of this test, we engage in a detailed discussion with the Company’s executive team to review the findings. This discussion includes a thorough analysis of the test results, identification of vulnerabilities, and the formulation of strategic conclusions to enhance our cybersecurity posture. The insights gained from these discussions are integral to our continuous improvement efforts, ensuring that our cybersecurity measures remain robust and effective in the face of evolving threats.

This cybersecurity leadership group directs initiatives to prevent, identify, reduce, and rectify cybersecurity risks and incidents via multiple channels, including briefings from in-house security staff; threat intelligence and data from government, public or private entities, inclusive of third-party consultants; and the notifications and analyses generated by security solutions we have implemented.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cyber security management team, led by our IT Manager and reporting to the COO, is responsible for assessing and managing our material risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our IT Manager, responsible for cybersecurity in our Company, has 20 years of experience in the field. Our Chief Information Security Officer (CISO) also has 20 years of experience and manages the Company’s various cybersecurity solutions. Both of them have specific experience in software development and code writing. Their combined acumen covers a spectrum from threat intelligence and risk assessment to incident management and regulatory adherence.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	In addition, management updates the Audit Committee and board of directors, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. In addition, at least once a year, the Board of Directors receives a report from management on this topic.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true